Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of other expenses (income)
The major components of this Consolidated Statements of Operations caption are as follows:

	Other (Income) Expenses
(In thousands)	2014	2013	2012
Net gains	$(6,718)	$(4,657)	$(6,682)
Employee termination benefit costs	19,120	3,928	31,158
Costs to exit activities	4,908	5,382	50,476
Product line rationalization	—	—	24,966
Impaired asset write-downs	39,455	9,688	7,152
Other (income) expense	1,059	769	(2,278)
Total	$57,824	$15,110	$104,792

Schedule of net gains from sales of redundant properties and non-core assets

	Net Gains
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$(3,538)	$(1,043)	$(3,283)
Harsco Infrastructure Segment	—	(2,864)	(2,198)
Harsco Industrial Segment	(2,077)	(750)	(1,089)
Corporate	(1,103)	—	(112)
Total	$(6,718)	$(4,657)	$(6,682)

Schedule of employee termination benefit costs

	Employee Termination Benefit Costs
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$18,169	$3,561	$8,082
Harsco Infrastructure Segment (a)	—	(326)	17,291
Harsco Rail Segment	185	235	245
Harsco Industrial Segment	421	115	418
Corporate	345	343	5,122
Total	$19,120	$3,928	$31,158

(a) Amounts related to the Harsco Infrastructure Segment during 2013 primarily relate to the finalization of certain accrued amounts associated with the Company's restructuring programs.

Schedule of exit costs

	Costs to Exit Activities
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$6,395	$2,705	$15,477
Harsco Infrastructure Segment (a)	—	(254)	34,820
Corporate	(1,487)	2,931	179
Total	$4,908	$5,382	$50,476

(a) Amounts related to the Harsco Infrastructure Segment during 2013 primarily relate to the finalization of certain accrued amounts associated with the Company's restructuring programs.

Schedule of impaired asset write-downs

	Impaired Asset Write-downs
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$38,791	$689	$7,152
Harsco Rail Segment	590	8,999	—
Harsco Industrial Segment	74	—	—
Total	$39,455	$9,688	$7,152